Finance lease receivables - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 20,659	£ 19,609
Unearned future finance income	(2,503)	(2,447)
Rentals received in advance	(22)	(18)
Net investment	18,134	17,144
Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	7,835	6,202
Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	5,176	5,251
Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	4,142	4,297
Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	2,731	2,868
Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	418	516
Over 5 years £m
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 357	£ 475